5. Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Income tax benefit reconciled to tax calculated at statutory rates is as follows:

	2013	2012
Federal tax (benefit) at statutory rate	$(368,614)	$(564,259)
Expiration of net operating loss carryforwards	––	533,950
Change in valuation allowance	342,174	30,403
Other	26,440	(94)
Provision for income taxes, net	$––	$––

At December 31, 2013 and 2012, the components of the Company’s deferred taxes are as follows:

	2013	2012
Deferred tax assets (liabilities)
Net operating loss carryforwards	$7,836,904	$7,824,444
Accrued compensation	155,084	105,767
Depreciation	13,185	4,253
Stock-based compensation	375,678	350,401
Accrued related party interest	1,190,547	938,193
Other	13,916	20,082
Total	9,585,314	9,243,140

Less: Valuation allowance	(9,585,314)	(9,243,140)
Net deferred tax asset	$––	$––

The Company has the following net operating loss tax carryforwards available at December 31, 2013:

Year of Expiration	Net Operating Losses
2018	$1,425,000
2019	1,234,000
2020	2,849,000
2021	4,168,000
2023	1,217,000
2024	646,000
2025	589,000
2026	873,000
2027	2,607,000
2028	2,512,000
2029	2,196,000
2030	1,232,000
2031	1,028,000
2032	437,000
2033	37,000
Total	$23,050,000

In the event of a significant change in the ownership of the Company, the utilization of such loss and tax credit carryforwards could be substantially limited.